COMPANY ACTIVITY AND CORPORATE INFORMATION	12 Months Ended
Dec. 31, 2018
Disclosure of notes and other explanatory information [abstract]
Disclosure of notes and other explanatory information [text block]
  COMPANY ACTIVITY AND CORPORATE INFORMATION
  Description of business

Atento S.A. (the “Company”) and its subsidiaries (“Atento Group”) offer customer relationship management services to their clients through contact centers or multichannel platforms.

The Company was incorporated on March 5, 2014 under the laws of the GrandDuchy of Luxembourg, with its registered office in Luxembourg at 4, Rue Lou Hemmer.

The majority direct shareholder of the Company, ATALAYA Luxco PIKCo, S.C.A. (Luxembourg), is a holding company incorporated under the laws of the Grand-Duchy of Luxembourg.

The Company may also act as the guarantor of loans and securities, as well as assisting companies in which it holds direct or indirect interests or that form part of its group. The Company may secure funds, with the exception of public offerings, through any kind of lending, or through the issuance of bonds, securities or debt instruments in general.

The Company may also carry on any commercial, industrial, financial, real estate business or intellectual property related activity that it deems necessary to meet the aforementioned corporate purposes.

The corporate purpose of its subsidiaries, with the exception of the intermediate holding companies, is to establish, manage and operate CRM centers through multichannel platforms; provide telemarketing, marketing and “call center” services through service agencies or in any other format currently existing or which may be developed in the future by the Atento Group; provide telecommunications, logistics, telecommunications system management, data transmission, processing and internet services and to promote new technologies in these areas; offer consultancy and advisory services to clients in all areas in connection with telecommunications, processing, integration systems and new technologies, and other services related to the above. The Company’s ordinary shares are traded on NYSE under the symbol “ATTO”.